UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies Focused Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments.
A copy of the Schedule of Investments for the period ended 3/31/15 is included with this Form.

Value Line Larger Companies Focused Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.8%)
	CONSUMER DISCRETIONARY (23.6%)
12,500	Amazon.com, Inc. *	$4,651,250
68,000	Comcast Corp. Class A (1)	3,812,420
125,000	Discovery Communications, Inc. Class A *	3,845,000
120,000	Harley-Davidson, Inc.	7,288,800
78,000	Michael Kors Holdings, Ltd. *	5,128,500
42,000	NIKE, Inc. Class B	4,213,860
4,500	Priceline Group, Inc. (The) *	5,238,675
97,000	Starbucks Corp.	9,185,900
16,000	Tesla Motors, Inc. *(1)	3,020,320
55,000	TJX Companies, Inc. (The)	3,852,750
92,000	Urban Outfitters, Inc. *	4,199,800
		54,437,275
	CONSUMER STAPLES (6.8%)
49,000	Constellation Brands, Inc. Class A*	5,694,290
46,000	Estee Lauder Companies, Inc. (The) Class A	3,825,360
44,000	Monster Beverage Corp. *	6,089,380
		15,609,030
	ENERGY (1.3%)
37,000	Schlumberger Ltd.	3,087,280
	FINANCIALS (3.8%)
10,500	BlackRock, Inc.	3,841,320
80,000	JPMorgan Chase & Co.	4,846,400
		8,687,720
	HEALTH CARE (24.9%)
20,000	Actavis PLC *	5,952,400
22,000	Biogen, Inc. *	9,289,280
92,500	Celgene Corp. *	10,663,400
50,000	Cerner Corp. *	3,663,000
32,000	Edwards Lifesciences Corp. *	4,558,720
58,000	Gilead Sciences, Inc. *	5,691,540
7,000	Intercept Pharmaceuticals, Inc. *(1)	1,974,140
80,000	Medidata Solutions, Inc. *	3,923,200
63,000	Medivation, Inc. *	8,131,410
22,000	Perrigo Co. PLC	3,642,100
		57,489,190
	INDUSTRIALS (4.4%)
160,000	Delta Air Lines, Inc.	7,193,600
17,500	FedEx Corp.	2,895,375
		10,088,975
	INFORMATION TECHNOLOGY (32.6%)
360,000	Activision Blizzard, Inc.	8,181,000
38,000	Alibaba Group Holding, Ltd. ADR *	3,163,120
74,000	Apple, Inc.	9,207,820
24,000	Baidu, Inc. ADR *	5,001,600

Shares		Value
75,000	Cognizant Technology Solutions
	Corp. Class A *	$4,679,250
17,000	CoStar Group, Inc. *	3,363,110
126,000	Facebook, Inc. Class A *	10,359,090
16,000	Google, Inc. Class A *	8,875,200
85,000	HomeAway, Inc. *	2,564,450
160,000	Micron Technology, Inc. *	4,340,800
145,000	Pandora Media, Inc. *(1)	2,350,450
50,000	QUALCOMM, Inc.	3,467,000
135,000	Trimble Navigation Ltd. *	3,402,000
96,000	Visa, Inc. Class A	6,279,360
		75,234,250

	MATERIALS (2.4%)
50,000	Monsanto Co.	5,627,000
	TOTAL COMMON STOCKS (Cost $179,590,702) (99.8%)	230,260,720

SHORT-TERM INVESTMENTS (5.1%)
	MONEY MARKET FUNDS (5.1%)
687,623	State Street Institutional Liquid
	Reserves Fund	687,623
11,111,750	State Street Navigator Securities
	Lending Prime Portfolio (2)	11,111,750

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,799,373) (5.1%)	11,799,373
	TOTAL INVESTMENT SECURITIES (104.9%) (Cost $191,390,075)	$242,060,093
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.9%)		(11,262,427)
NET ASSETS (3) (100%)		$230,797,666
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($230,797,666 ÷ 8,629,974 shares outstanding)		$26.74

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2015, the market value of the securities on loan was $10,734,300.
(2)
Securities with an aggregate market value of $10,734,300 were out on loan in exchange for $11,111,750 of cash collateral as of March 31, 2015. The collateral was invested in a cash collateral reinvestment  vehicle.

(3)
For federal income tax purposes, the aggregate cost was $191,390,075, aggregate gross unrealized appreciation was $57,448,558, aggregate gross unrealized depreciation was $6,778,540  and the net unrealized appreciation was $50,670,018.

ADR	American Depositary Receipt.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$230,260,720	$-	$-	$230,260,720
Short-Term Investments	11,799,373	-	-	11,799,373
Total Investments in Securities	$242,060,093	$-	$-	$242,060,093

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel, President
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 29, 2015